Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net loss for the period	$ (38,627)	$ (6,778)	$ (75,382)
Adjustments for non-cash items:
Share-based compensation expense	1,745	321	2,637
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone			(11,305)
Loss on Registered Direct Offering			2,432
Offering costs			662
Impairment loss	4,800
Commitment fee under Committed Purchase Agreement			839
Gain on dissolution of investment in associate			(27)
Gain from sale of investment in public company			(725)
Decrease in deferred tax liability			(10,564)
Unrealized loss on change in fair value of digital assets	1,411
Unrealized loss on change in fair value of digital asset receivables	2,349
Realized loss on sale of digital assets	1,700
Realized loss on novation of digital asset receivables	676
Loss on impairment - investment in Compedica	4,804
Loss on remeasurement of investment in Compedica	182
Change in fair value of warrant liability	(2,883)	388	(6,868)
Change in fair value of put rights, net of redemptions	5,959
Loss from equity method investment	44
Change in fair value of TON payable to settle put rights exercised	(51)
Gain on settlement of TON payable	(336)
Loss on exercise of put right liability	916
Loss on extinguishment of debt	582
Gain on forgiveness of loan interest	(837)
Noncash interest expense	171
Gain on settlement with Parexel - iOx CRO		(946)
Expenses settled using stablecoin	1,413
Revenues received in TON tokens	(69)
Share of loss in associate			233
Fair value of shares issued for services			50
Depreciation and amortization	193	35	54
Changes in operating working capital:
Accounts receivable	(21)
Prepaid expenses and other receivables	(96)	1,574	(32)
Other assets	(3,322)	46	40
Accounts payable and accrued liabilities	3,549	(99)	972
Other current liabilities		(3)	2
Net cash used in operating activities	(20,548)	(5,462)	(14,297)
Cash flows from investing activities:
Proceeds from sale of investment in public company			2,812
Purchases of stablecoin	(311)
Purchases of digital assets	(609)
Sales of stablecoin	2,100
Sales of digital assets	2,900
Purchases of fixed assets	(1,040)
Equipment deposits	(9,308)
Cash paid for investment in Compedica	(50)
Net cash (used in) provided by investing activities	(6,318)		2,812
Cash flows from financing activities:
Proceeds from exercise of Pre-Funded Warrants		1
Proceeds from shares issued under private placement	3,272	2,150
Proceeds from Registered Direct Offering	15,000		5,338
Proceeds from shares issued under ATM and Committed Purchase Agreement	12,631		682
Share issuance costs	(3,615)		(20)
Put right issuance costs
Repayment of lease liability	(381)	(47)	(40)
Payments on external debt	(275)
Deferred financing costs	(250)
Loan termination fee	(500)
Shares from RSU distribution			8
Net cash provided by financing activities	25,882	2,104	5,968
Decrease in cash, cash equivalents, restricted during period	(984)	(3,358)	(5,517)
Cash and cash equivalents at beginning of period	1,670	5,028	10,545
Cash, cash equivalents, and restricted cash at end of period	686	1,670	5,028
Supplemental disclosure of cash flow information:
Cash paid for interest	54	3	30
Supplemental disclosure of non-cash investing and financing activities:
Exchange of Stimunity Convertible Note for Stimunity shares at fair value			429
Capital expenditures included in accounts payable	333
Right-of-use asset acquired	516		87
Lease liability incurred	516		87
Contribution of digital assets	1,802
Contribution of stablecoin	5,421
Contribution of digital assets receivable	9,016
Contribution of stablecoin receivable	15,000
Value of shares used to purchase interest in Compedica	5,000
Treasury stock obtained in exchange for return of investment interest to Compedica	20
Put rights issued to investors	18,150
Share issuance costs settled in Company stock	1,087
Share issuance costs settled in warrants on the Company's stock	1,123
Settlement of put right liability using stablecoin receivable	15,000
Exercise of put rights	2,920
Settlement of put right liability using digital asset receivables	1,130
Receipt of digital assets receivable, TON tokens	6,667
Stablecoin used to purchase digital assets	3,008
Sale of digital assets settled in stablecoin	21
Exchange of Bitcoin for TON tokens	425
External debt proceeds received in stablecoin	2,100
Payments on external debt using digital assets	1,825
Non-cash operating activities:
Prepaid expenses obtained in exchange for stablecoin	1,311
iOx IPR&D [Member]
Adjustments for non-cash items:
Impairment loss			57,890
Tarus IPR&D [Member]
Adjustments for non-cash items:
Impairment loss			23,615
Stimunity [Member]
Adjustments for non-cash items:
Impairment loss			1,002
Saugatuck [Member]
Adjustments for non-cash items:
Impairment loss			$ 178